UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus High Yield Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus High Yield Fund

SEMIANNUAL REPORT June 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Fund, covering the six-month period from January 1, 2017 through June 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets generally rallied over the first half of 2017 as corporate earnings grew and global economic conditions improved. While the rally was relatively broad-based, U.S. stock market leadership shifted toward larger, growth-oriented companies and away from smaller, economically sensitive companies that had been expected to benefit from a new presidential administration’s stimulative policy proposals. International stocks fared particularly well amid more positive economic data from Europe and the emerging markets. In the bond market, despite short-term interest-rate hikes from the Federal Reserve Board, yields of longer-term U.S. government securities moderated somewhat and prices rose when it became clear that major tax and fiscal reforms would take time and political capital to enact.

The markets’ strong performance has been supported by solid underlying fundamentals, most notably rising corporate profits, a robust labor market, and muted inflation. While we currently expect these favorable conditions to persist over the second half of the year, we remain watchful for economic and political risks that could derail the rallies. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
July 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from January 1, 2017 through June 30, 2017, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2017, Dreyfus High Yield Fund’s Class A shares produced a total return of 4.39%, Class C shares returned 4.01%, and Class I shares returned 4.52%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 4.90% over the same period.2

High yield bonds produced positive returns during the reporting period in a generally constructive economic environment. The fund lagged its benchmark, mainly due to a modestly short average duration.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus.

In choosing securities, the fund’s portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest-rate movements. The fund’s investment process involves a “top-down” approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company’s financial strength, and the company’s management. The fund also looks for companies that are under-leveraged, have positive free cash flow, and are self-financing.

The fund may, but is not required to, use certain derivatives, such as options, futures, options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts, and swap agreements (including interest-rate and credit-default swap agreements). The fund also may invest in collateralized debt obligations (CDOs). To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security. The fund may also make forward commitments in which it agrees to buy or sell a security in the future at a price agreed upon today.

Changing Monetary Policies Influenced Bond Markets

The first half of 2017 was characterized by a shift in the monetary policies of central banks in major markets, including the Federal Reserve Board (the “Fed”). Robust labor markets and evidence of stronger economic growth prompted a gradual move away from the aggressively accommodative monetary policy of the past few years. The Fed twice raised its target for the overnight federal funds rate during the reporting period. However, longer-term U.S. interest rates moderated in the wake of a spike during the final weeks of 2016 as investors came to realize that the new presidential administration’s stimulative policy proposals would take time and political capital to enact. As a result, yield differences narrowed along the U.S. market’s maturity spectrum.

Meanwhile, high yield bonds generally produced higher returns than their higher-quality counterparts in an environment of growing corporate earnings. CCC-rated bonds typically produced higher returns than B- or BB-rated bonds, leading to narrower spreads along the high yield market’s credit-quality range. The health care sector fared well in light of stalled legislation to repeal and replace the Affordable Care Act, and the banking sector benefited from reduced regulatory burdens. In contrast, energy companies struggled with declining oil and gas prices.

DISCUSSION OF FUND PERFORMANCE (continued)

Interest-Rate and Allocation Strategies Weighed on Results

Although the fund participated to a substantial degree in the Index’s positive total return over the first half of the year, relative performance was undermined to a degree when a relatively short average duration prevented the fund from fully capturing the benefits of falling long-term interest rates. In addition, our sector-allocation strategy proved relatively ineffective, primarily due to underweighted exposure to the rallying health care sector. However, allocation shortfalls among health care companies were more than offset by the positive impact of our security selection strategy in the sector.

The fund achieved better relative results in other areas. Underweighted positions in retailers and energy companies helped to cushion the impact of highly challenging business conditions for both industry groups. Overweighted exposure to and strong security selections among financial institutions and packaging companies helped boost the fund’s participation in their gains. While our security selection strategy produced positive results overall, it proved less successful in the energy and transportation sectors.

Positioned for Economic and Earnings Growth

We remain sanguine regarding the prospects for high yield bonds. As of midyear, market fundamentals appear strong, supported by rising corporate earnings, robust labor markets, strengthening housing markets, and solid consumer and business confidence. Technical factors also appear to remain positive, as indicated by low default rates and relatively high credit ratings for newly issued high yield securities. While valuations have become richer, they remain supported by underlying fundamental and technical strength.

In this generally constructive environment, we have maintained overweighted exposure to packaging companies and banks that seem likely to continue to benefit from current economic and political trends. We also have emphasized cable television companies in anticipation of higher levels of mergers-and-acquisitions activity. Conversely, we have identified relatively few opportunities among retailers and landline telecommunication services providers that are struggling with competition from online sellers and wireless carriers, respectively. We also have avoided highly leveraged energy companies that cannot maintain profitability when oil prices are low. In our view, these strategies position the fund well for the second half of 2017.

July 17, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The risks of an investment in a collateralized debt obligation (CDO) depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 1, 2017 to June 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2017
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.81	$8.60	$3.55
Ending value (after expenses)	$1,043.90	$1,040.10	$1,045.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2017
	Class A	Class C	Class I
Expenses paid per $1,000†	$4.76	$8.50	$3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

STATEMENT OF INVESTMENTS
June 30, 2017 (Unaudited)

Bonds and Notes - 90.6%	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Aerospace/Defense - .5%
Bombardier, Sr. Unscd. Notes		7.75	3/15/20	1,310,000	[b]	1,413,163
Bombardier, Sr. Unscd. Notes		7.50	3/15/25	2,285,000	[b]	2,376,400
Engility, Gtd. Notes		8.88	9/1/24	2,205,000		2,403,450
					6,193,013
Automotive - 1.4%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/25	585,000	[b,c]	571,838
Aston Martin Capital Holding, Sr. Scd. Notes		6.50	4/15/22	2,950,000	[b,c]	3,079,062
Gates Global, Gtd. Notes		6.00	7/15/22	6,600,000	[b]	6,649,500
IHO Verwaltungs, Sr. Scd. Bonds		4.50	9/15/23	1,480,000	[b]	1,505,900
TI Group Automotive Systems, Sr. Unscd. Notes		8.75	7/15/23	5,465,000	[b]	5,806,562
					17,612,862
Banking - 2.5%
Ally Financial, Gtd. Notes		4.75	9/10/18	2,885,000		2,971,550
Ally Financial, Gtd. Notes		7.50	9/15/20	2,685,000		3,047,475
Ally Financial, Gtd. Notes		8.00	11/1/31	2,627,000		3,231,210
Ally Financial, Sr. Unscd. Notes		4.63	5/19/22	1,650,000	[c]	1,720,125
Ally Financial, Sub. Notes		5.75	11/20/25	2,645,000	[c]	2,793,781
Bank of America, Jr. Sub. Notes, Ser. AA		6.10	12/29/49	3,520,000	[d]	3,828,352
Citigroup, Jr. Sub. Bonds		5.95	12/29/49	3,560,000	[d]	3,791,400
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/24	2,400,000		3,179,195
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. X		6.10	12/31/49	5,610,000	[d]	6,093,862
					30,656,950
Building Materials - 2.6%
American Builders & Contractors Supply, Sr. Unscd. Notes		5.75	12/15/23	3,490,000	[b]	3,699,400
FBM Finance, Sr. Scd. Notes		8.25	8/15/21	6,555,000	[b]	7,054,819
Gibraltar Industries, Gtd. Notes		6.25	2/1/21	3,240,000	[d]	3,355,020
HD Supply, Gtd. Notes		5.75	4/15/24	2,110,000	[b]	2,247,150
Louisiana-Pacific, Gtd. Notes		4.88	9/15/24	4,515,000		4,622,231
Ply Gem Industries, Gtd. Notes		6.50	2/1/22	1,500,000		1,571,880

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Building Materials - 2.6% (continued)
RSI Home Products, Scd. Notes	6.50	3/15/23	4,030,000	[b]	4,261,725
Summit Materials, Gtd. Notes	8.50	4/15/22	455,000		516,425
Summit Materials, Gtd. Notes	6.13	7/15/23	4,205,000		4,425,762
				31,754,412
Cable & Satellite - 5.8%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/26	2,865,000	[b]	3,187,312
Altice Financing, Sr. Scd. Notes	6.63	2/15/23	5,425,000	[b]	5,769,162
Altice Finco, Gtd. Notes	7.63	2/15/25	3,745,000	[b,c]	4,011,831
Cablevision Systems, Sr. Unscd. Notes	8.00	4/15/20	4,150,000	[c]	4,632,437
CCO Holdings, Sr. Unscd. Notes	5.75	9/1/23	4,235,000		4,425,575
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	3,390,000	[b]	3,627,300
CCO Holdings, Sr. Unscd. Notes	5.38	5/1/25	2,015,000	[b]	2,151,013
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/26	2,705,000	[b]	2,901,113
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/26	2,945,000	[b]	3,132,744
CSC Holdings, Sr. Unscd. Notes	6.75	11/15/21	2,450,000		2,719,500
CSC Holdings, Sr. Unscd. Notes	10.13	1/15/23	3,655,000	[b]	4,248,937
DISH DBS, Gtd. Notes	6.75	6/1/21	1,135,000		1,262,688
DISH DBS, Gtd. Notes	5.88	7/15/22	6,470,000		6,971,425
DISH DBS, Gtd. Notes	7.75	7/1/26	2,525,000		2,998,438
Intelsat Jackson Holdings, Gtd. Notes	7.25	4/1/19	1,330,000	[c]	1,331,995
Intelsat Jackson Holdings, Gtd. Notes	7.50	4/1/21	3,000,000		2,782,500
Intelsat Jackson Holdings, Sr. Unscd. Notes	9.75	7/15/25	3,170,000	[b]	3,173,962
Midcontinent Communications/Midcontinent Finance, Gtd. Notes	6.88	8/15/23	3,490,000	[b]	3,777,925
Radiate Holdco, Sr. Unscd. Notes	6.63	2/15/25	4,660,000	[b,c]	4,671,650
Virgin Media Finance, Gtd. Notes	6.00	10/15/24	1,330,000	[b]	1,414,788
Wave Holdco, Sr. Unscd. Notes	8.25	7/15/19	2,178,589	[b]	2,222,161
				71,414,456
Chemicals - 4.3%
Chemours, Gtd. Notes	7.00	5/15/25	5,660,000	[c]	6,197,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Chemicals - 4.3% (continued)
Chemours, Gtd. Notes	5.38	5/15/27	950,000		976,125
Consolidated Energy Finance, Gtd. Notes	6.75	10/15/19	1,408,000	[b]	1,444,960
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/25	4,100,000	[b,c]	4,233,250
CVR Partners, Scd. Notes	9.25	6/15/23	4,575,000	[b,c]	4,803,750
Hexion, Sr. Scd. Notes	6.63	4/15/20	3,445,000		3,160,787
Hexion, Sr. Scd. Notes	10.38	2/1/22	2,695,000	[b,c]	2,681,525
INEOS Group Holdings, Gtd. Notes	5.63	8/1/24	9,139,000	[b,c]	9,447,441
Kraton Polymers, Gtd. Notes	10.50	4/15/23	880,000	[b]	1,020,800
Kraton Polymers, Gtd. Notes	7.00	4/15/25	6,615,000	[b]	6,978,825
Platform Specialty Products, Sr. Unscd. Notes	10.38	5/1/21	2,125,000	[b]	2,356,094
Trinseo Materials Operating, Sr. Unscd. Notes	6.75	5/1/22	3,000,000	[b]	3,187,500
Tronox Finance, Gtd. Notes	6.38	8/15/20	3,690,000		3,708,450
Univar, Gtd. Notes	6.75	7/15/23	2,275,000	[b]	2,383,063
				52,580,270
Construction Machinery - 1.1%
Ahern Rentals, Scd. Notes	7.38	5/15/23	3,750,000	[b]	3,093,750
BlueLine Rental Finance, Scd. Notes	9.25	3/15/24	3,145,000	[b]	3,278,662
H&E Equipment Services, Gtd. Notes	7.00	9/1/22	2,555,000		2,669,975
United Rentals North America, Gtd. Notes	6.13	6/15/23	3,960,000		4,133,250
				13,175,637
Consumer Cyclical Services - 2.4%
CoreCivic, Gtd. Notes	5.00	10/15/22	2,441,000		2,550,845
GEO Group, Gtd. Notes	6.00	4/15/26	3,959,000		4,127,257
Prime Security Services Borrower, Scd. Notes	9.25	5/15/23	8,100,000	[b]	8,822,196
Reliance Intermediate Holdings, Sr. Scd. Notes	6.50	4/1/23	6,079,000	[b]	6,534,925
West, Gtd. Notes	5.38	7/15/22	7,524,000	[b]	7,618,050
				29,653,273
Consumer Products - 1.0%
Kronos Acquisition Holdings, Gtd. Notes	9.00	8/15/23	5,485,000	[b]	5,485,000
Prestige Brands, Gtd. Notes	6.38	3/1/24	2,975,000	[b,c]	3,194,406

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	a	Value ($)
Consumer Products - 1.0% (continued)
Tempur Sealy International, Gtd. Notes	5.63	10/15/23	2,610,000		2,720,925
Tempur Sealy International, Gtd. Notes	5.50	6/15/26	610,000		621,438
				12,021,769
Diversified Manufacturing - 1.1%
ATS Automation Tooling Systems, Gtd. Notes	6.50	6/15/23	3,547,000	[b]	3,706,615
EnPro Industries, Gtd. Notes	5.88	9/15/22	4,345,000	[b]	4,551,387
Griffon, Gtd. Notes	5.25	3/1/22	5,280,000		5,398,800
				13,656,802
Electric - 2.1%
AES, Sr. Unscd. Notes	5.50	3/15/24	880,000		920,700
AES, Sr. Unscd. Notes	6.00	5/15/26	2,445,000		2,628,375
Calpine, Sr. Unscd. Notes	5.38	1/15/23	2,105,000	[c]	2,060,269
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,077,100
Dynegy, Gtd. Notes	7.63	11/1/24	2,630,000	[c]	2,564,250
Enviva Partners, Gtd. Notes	8.50	11/1/21	4,655,000	[b]	4,986,669
NRG Energy, Gtd. Notes	7.88	5/15/21	1,718,000		1,782,425
NRG Energy, Gtd. Notes	6.63	3/15/23	2,220,000	[c]	2,292,150
NRG Energy, Gtd. Notes	6.63	1/15/27	1,980,000		1,992,375
				26,304,313
Energy - 11.5%
Alta Mesa Holdings, Gtd. Notes	7.88	12/15/24	3,950,000	[b]	3,999,375
Antero Resources, Gtd. Notes	5.13	12/1/22	4,265,000		4,295,623
Antero Resources, Gtd. Notes	5.63	6/1/23	1,160,000		1,180,300
Archrock Partners, Gtd. Notes	6.00	4/1/21	740,000		725,200
Archrock Partners, Gtd. Notes	6.00	10/1/22	4,025,000	[c]	3,924,375
California Resources, Scd. Notes	8.00	12/15/22	795,000	[b]	505,819
Carrizo Oil & Gas, Gtd. Notes	7.50	9/15/20	4,420,000		4,513,925
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/23	725,000	[c]	701,438
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/24	2,840,000		3,180,800
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/25	4,110,000		4,397,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Energy - 11.5% (continued)
Chesapeake Energy, Gtd. Notes	8.00	6/15/27	1,805,000	[b,c]	1,775,669
Chesapeake Energy, Scd. Notes	8.00	12/15/22	987,000	[b]	1,047,454
Chesapeake Energy, Sr. Unscd. Notes	8.00	1/15/25	3,345,000	[b,c]	3,324,094
Continental Resources, Gtd. Notes	4.50	4/15/23	4,925,000		4,715,687
Continental Resources, Gtd. Notes	3.80	6/1/24	1,800,000	[c]	1,657,116
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/25	4,510,000	[b,c]	4,510,000
CVR Refining, Gtd. Notes	6.50	11/1/22	6,238,000		6,315,975
Energy Transfer Equity, Sr. Scd. Notes	7.50	10/15/20	3,005,000		3,373,112
EP Energy, Scd. Notes	8.00	2/15/25	1,920,000	[b]	1,440,000
Extraction Oil & Gas Holdings, Gtd. Notes	7.88	7/15/21	5,800,000	[b]	5,988,500
Forum Energy Technologies, Gtd. Notes	6.25	10/1/21	2,980,000		2,920,400
Genesis Energy, Gtd. Bonds	5.63	6/15/24	3,370,000		3,209,925
Genesis Energy, Gtd. Notes	5.75	2/15/21	3,540,000		3,548,850
Genesis Energy, Gtd. Notes	6.75	8/1/22	350,000		352,625
Gulfport Energy, Gtd. Notes	6.00	10/15/24	3,350,000	[b]	3,274,625
Gulfport Energy, Gtd. Notes	6.38	5/15/25	2,290,000	[b]	2,264,238
Matador Resources, Gtd. Notes	6.88	4/15/23	6,310,000		6,578,175
Noble Holding International, Gtd. Notes	7.75	1/15/24	4,680,000	[c]	3,717,371
Oasis Petroleum, Gtd. Notes	6.50	11/1/21	4,375,000	[c]	4,265,625
Parsley Energy, Gtd. Notes	6.25	6/1/24	2,100,000	[b]	2,215,500
Parsley Energy, Gtd. Notes	5.38	1/15/25	1,330,000	[b]	1,346,625
PDC Energy, Gtd. Notes	6.13	9/15/24	4,940,000	[b]	5,038,800
Precision Drilling, Gtd. Notes	7.75	12/15/23	1,835,000	[b]	1,816,650
Rose Rock Midstream, Gtd. Notes	5.63	7/15/22	3,145,000	[c]	3,042,787
Rose Rock Midstream, Gtd. Notes	5.63	11/15/23	2,565,000		2,449,575
RSP Permian, Gtd. Notes	6.63	10/1/22	2,912,000		3,035,760
RSP Permian, Gtd. Notes	5.25	1/15/25	2,215,000	[b]	2,228,844
Sanchez Energy, Gtd. Notes	7.75	6/15/21	3,715,000	[c]	3,380,650

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	a	Value ($)
Energy - 11.5% (continued)
Sanchez Energy, Gtd. Notes		6.13	1/15/23	4,730,000	[c]	3,807,650
Summit Midstream Holdings, Gtd. Notes		5.75	4/15/25	3,820,000		3,858,200
The Williams Companies, Sr. Unscd. Notes		7.88	9/1/21	869,000		1,012,385
The Williams Companies, Sr. Unscd. Notes		4.55	6/24/24	3,705,000		3,825,412
Trinidad Drilling, Sr. Unscd. Notes		6.63	2/15/25	5,695,000	[b,c]	5,424,487
Unit, Gtd. Notes		6.63	5/15/21	5,615,000		5,404,437
Whiting Petroleum, Gtd. Notes		5.75	3/15/21	2,825,000	[c]	2,669,625
					142,261,383
Environmental - 1.0%
Advanced Disposal Services, Gtd. Notes		5.63	11/15/24	7,765,000	[b]	8,017,362
FGL Environmental, Sr. Unscd. Notes		5.63	5/1/22	1,480,000	[b]	1,520,700
GFL Environmental, Sr. Unscd. Notes		9.88	2/1/21	2,735,000	[b]	2,987,988
					12,526,050
Finance Companies - 8.0%
Aircastle, Sr. Unscd. Notes		5.50	2/15/22	3,536,000		3,871,920
Aircastle, Sr. Unscd. Notes		5.00	4/1/23	1,630,000		1,744,100
Alpine Finance, Sr. Unscd. Notes		6.88	8/1/25	2,695,000	[b]	2,748,900
Amigo, Sr. Scd. Notes	GBP	7.63	1/15/24	4,170,000	[b]	5,658,595
CIT Group, Sr. Unscd. Notes		5.00	8/15/22	5,305,000		5,729,400
Cyrusone, Gtd. Notes		5.00	3/15/24	2,915,000	[b]	3,009,738
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/23	1,775,000		2,569,344
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/22	1,895,000		2,649,256
Hub Holdings, Sr. Unscd. Notes		8.13	7/15/19	7,755,000	[b]	7,784,081
HUB International, Sr. Unscd. Notes		7.88	10/1/21	1,125,000	[b]	1,175,625
Icahn Enterprises, Gtd. Notes		6.00	8/1/20	2,725,000		2,810,156
Icahn Enterprises, Gtd. Notes		5.88	2/1/22	3,230,000		3,322,862
Icahn Enterprises, Gtd. Notes		6.25	2/1/22	825,000		862,125
KCG Holdings, Sr. Scd. Notes		6.88	3/15/20	3,750,000	[b]	3,883,594
Ladder Capital Finance Holdings, Gtd. Notes		5.88	8/1/21	535,000	[b]	549,044
Ladder Capital Finance Holdings, Sr. Unscd. Notes		5.25	3/15/22	7,900,000	[b]	8,137,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Finance Companies - 8.0% (continued)
Orchestra Borrower, Scd. Notes	6.75	6/15/22	6,005,000	[b]	6,202,564
Park Aerospace Holdings, Gtd. Notes	5.50	2/15/24	10,170,000	[b]	10,647,990
Park Aerospace Holdings, Sr. Unscd. Notes	5.25	8/15/22	1,380,000	[b]	1,447,717
Quicken Loans, Gtd. Notes	5.75	5/1/25	5,380,000	[b]	5,581,750
USIS Merger Sub, Sr. Unscd. Notes	6.88	5/1/25	8,705,000	[b]	8,879,100
Venator Finance, Gtd. Notes	5.75	7/15/25	3,285,000	[b]	3,326,062
York Risk Services Holding, Gtd. Notes	8.50	10/1/22	6,515,000	[b]	6,303,262
				98,894,185
Food and Beverage - .9%
Post Holdings, Gtd. Notes	5.50	3/1/25	6,450,000	[b]	6,667,687
Post Holdings, Gtd. Notes	5.00	8/15/26	950,000	[b]	950,000
US Foods, Gtd. Notes	5.88	6/15/24	3,310,000	[b]	3,450,675
				11,068,362
Gaming - 2.7%
Boyd Gaming, Gtd. Notes	6.38	4/1/26	4,330,000		4,692,637
Eagle II Acquisition, Gtd. Notes	6.00	4/1/25	1,375,000	[b]	1,462,656
Eldorado Resorts, Gtd. Notes	7.00	8/1/23	2,217,000	[c]	2,405,445
International Game Technology, Sr. Scd. Notes	6.25	2/15/22	3,960,000	[b]	4,346,100
International Game Technology, Sr. Scd. Notes	6.50	2/15/25	1,575,000	[b]	1,736,438
MGM Growth Properties Operating Partnership, Gtd. Notes	5.63	5/1/24	4,090,000		4,478,550
MGM Resorts International, Gtd. Notes	7.75	3/15/22	4,377,000		5,148,446
Scientific Games International, Gtd. Notes	10.00	12/1/22	7,800,000		8,580,000
				32,850,272
Health Care - 5.3%
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/25	4,660,000	[b]	4,770,675
CHS/Community Health Systems, Gtd. Notes	8.00	11/15/19	1,245,000	[c]	1,255,894
CHS/Community Health Systems, Gtd. Notes	6.88	2/1/22	715,000	[c]	627,413
CHS/Community Health Systems, Sr. Scd. Notes	6.25	3/31/23	4,670,000		4,838,587
DaVita, Gtd. Notes	5.00	5/1/25	5,060,000		5,085,300
HCA, Gtd. Notes	7.50	2/15/22	6,310,000		7,280,162

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - 5.3% (continued)
HCA, Gtd. Notes		5.88	5/1/23	1,880,000		2,051,550
HCA, Sr. Scd. Notes		5.00	3/15/24	4,765,000		5,056,856
HCA Healthcare, Sr. Unscd. Notes		6.25	2/15/21	3,200,000		3,504,000
HealthSouth, Gtd. Notes		5.75	11/1/24	2,915,000		3,003,908
Kindred Healthcare, Gtd. Notes		6.38	4/15/22	2,405,000		2,377,944
Kindred Healthcare, Gtd. Notes		8.75	1/15/23	1,240,000	[c]	1,308,200
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/24	6,249,000	[b]	6,678,619
Synlab Unsecured Bondco, Sr. Unscd. Bonds	EUR	8.25	7/1/23	2,820,000		3,603,850
Tenet Healthcare, Sr. Unscd. Notes		8.00	8/1/20	955,000		968,131
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/22	4,470,000		4,760,550
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/23	7,880,000	[c]	7,899,700
					65,071,339
Home Construction - 2.3%
Ashton Woods, Sr. Unscd. Notes		6.88	2/15/21	2,983,000	[b]	3,057,575
Brookfield Residential Properties, Gtd. Notes		6.50	12/15/20	2,680,000	[b]	2,773,800
Brookfield Residential Properties, Gtd. Notes		6.38	5/15/25	3,160,000	[b,c]	3,286,400
Mattamy Group, Sr. Unscd. Notes		6.88	12/15/23	5,940,000	[b]	6,095,925
Taylor Morrison Communities, Gtd. Notes		5.88	4/15/23	3,080,000	[b]	3,303,300
TRI Pointe Holdings, Gtd. Notes		5.88	6/15/24	3,610,000		3,826,600
William Lyon Homes, Gtd. Notes		5.88	1/31/25	6,050,000		6,246,625
					28,590,225
Industrial Services - 1.9%
AECOM, Gtd. Notes		5.75	10/15/22	3,172,000		3,334,565
Brand Energy & Infrastructure Services, Sr. Unscd. Notes		8.50	7/15/25	4,360,000	[b]	4,523,500
Hillman Group, Gtd. Notes		6.38	7/15/22	5,100,000	[b]	4,921,500
Hilton Grand Vacations Borrower, Gtd. Notes		6.13	12/1/24	2,515,000	[b]	2,750,781
Tutor Perini, Gtd. Notes		6.88	5/1/25	2,745,000	[b]	2,895,975
Zachry Holdings, Sr. Unscd. Notes		7.50	2/1/20	4,655,000	[b]	4,817,925
					23,244,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Insurance - .3%
CNO Financial Group, Sr. Unscd. Notes	5.25	5/30/25	3,544,000		3,770,816
Media Entertainment - 3.8%
AMC Entertainment Holdings, Gtd. Notes	5.75	6/15/25	3,020,000		3,148,350
AMC Networks, Gtd. Notes	5.00	4/1/24	6,071,000		6,230,364
CBS Radio, Gtd. Notes	7.25	11/1/24	2,965,000	[b,c]	3,068,775
Clear Channel Worldwide Holdings, Gtd. Notes, Ser. B	6.50	11/15/22	2,640,000		2,726,328
ClubCorp Club Operations, Gtd. Notes	8.25	12/15/23	3,705,000	[b]	4,056,975
Gray Television, Gtd. Notes	5.13	10/15/24	1,840,000	[b]	1,863,000
Gray Television, Gtd. Notes	5.88	7/15/26	1,970,000	[b]	2,014,325
Lions Gate Entertainment, Gtd. Notes	5.88	11/1/24	4,665,000	[b]	4,933,237
National CineMedia, Sr. Unscd. Notes	5.75	8/15/26	2,760,000		2,691,000
Netflix, Sr. Unscd. Bonds	5.88	2/15/25	680,000		754,800
Netflix, Sr. Unscd. Notes	5.75	3/1/24	1,765,000		1,930,469
Sinclair Television Group, Gtd. Notes	5.63	8/1/24	4,840,000	[b]	4,979,150
Sirius XM Radio, Sr. Unscd. Notes	5.00	8/1/27	3,160,000	[b]	3,199,500
Townsquare Media, Gtd. Notes	6.50	4/1/23	5,539,000	[b,c]	5,601,314
				47,197,587
Metals and Mining - 4.6%
AK Steel, Gtd. Notes	7.63	10/1/21	1,630,000	[c]	1,703,872
AK Steel, Gtd. Notes	7.00	3/15/27	4,825,000	[c]	5,005,937
Alcoa Nederland Holding, Gtd. Notes	6.75	9/30/24	740,000	[b]	806,600
Alcoa Nederland Holding, Gtd. Notes	7.00	9/30/26	555,000	[b]	611,888
ArcelorMittal, Sr. Unscd. Notes	7.75	10/15/39	735,000	[d]	827,794
Constellium, Sr. Unscd. Notes	6.63	3/1/25	3,925,000	[b,c]	3,768,000
First Quantum Minerals, Gtd. Notes	7.25	4/1/23	3,735,000	[b]	3,678,975
Freeport-McMoRan, Gtd. Notes	3.88	3/15/23	1,315,000		1,229,525
Freeport-McMoRan, Gtd. Notes	5.45	3/15/43	3,420,000		2,966,166
Grinding Media, Sr. Scd. Notes	7.38	12/15/23	4,869,000	[b]	5,307,210
Hudbay Minerals, Gtd. Notes	7.25	1/15/23	1,815,000	[b]	1,880,794

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Metals and Mining - 4.6% (continued)
Hudbay Minerals, Gtd. Notes		7.63	1/15/25	4,360,000	[b]	4,588,900
Murray Energy, Scd. Notes		11.25	4/15/21	5,190,000	[b]	3,944,400
Novelis, Gtd. Notes		6.25	8/15/24	2,625,000	[b]	2,762,813
Novelis, Gtd. Notes		5.88	9/30/26	2,030,000	[b]	2,095,975
Peabody Energy, Sr. Scd. Notes		6.00	3/31/22	4,985,000	[b]	4,966,306
Peabody Energy, Sr. Scd. Notes		6.38	3/31/25	1,990,000	[b]	1,967,613
Teck Resources, Gtd. Notes		4.75	1/15/22	2,498,000		2,597,920
Teck Resources, Gtd. Notes		3.75	2/1/23	1,910,000	[c]	1,867,025
Teck Resources, Gtd. Notes		6.25	7/15/41	4,105,000		4,279,462
					56,857,175
Packaging - 4.1%
ARD Finance, Sr. Scd. Notes		7.13	9/15/23	8,320,000		8,901,568
Ardagh Packaging Finance, Gtd. Notes		7.25	5/15/24	3,650,000	[b]	4,005,875
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/25	4,460,000	[b]	4,694,150
Bway Holding, Sr. Unscd. Notes		7.25	4/15/25	8,220,000	[b]	8,363,850
Horizon Parent Holdings, Sr. Scd. Bonds	EUR	8.25	2/15/22	5,470,000	[b]	6,556,047
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/24	6,370,000	[b]	6,845,138
Reynolds Group Issuer, Sr. Scd. Notes		5.13	7/15/23	3,000,000	[b]	3,120,000
Signode Industrial Group, Gtd. Notes		6.38	5/1/22	7,535,000	[b]	7,911,750
					50,398,378
Paper - .5%
Mercer International, Sr. Unscd. Notes		7.75	12/1/22	4,883,000		5,255,329
Mercer International, Sr. Unscd. Notes		6.50	2/1/24	790,000	[b]	826,885
					6,082,214
Pharmaceuticals - 2.5%
Eagle Holding, Sr. Unscd. Notes		7.63	5/15/22	5,615,000	[b]	5,790,469
Jaguar Holding II, Gtd. Notes		6.38	8/1/23	2,460,000	[b]	2,598,375
Patheon Holdings I, Gtd. Notes		7.50	2/1/22	4,890,000	[b]	5,198,681
Valeant Pharmaceuticals International, Gtd. Notes		7.00	10/1/20	2,035,000	[b]	2,012,106
Valeant Pharmaceuticals International, Gtd. Notes		6.38	10/15/20	4,575,000	[b,c]	4,454,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Pharmaceuticals - 2.5% (continued)
Valeant Pharmaceuticals International, Gtd. Notes	7.50	7/15/21	1,365,000	[b,c]	1,327,463
Valeant Pharmaceuticals International, Gtd. Notes	6.75	8/15/21	1,460,000	[b]	1,394,300
Valeant Pharmaceuticals International, Gtd. Notes	5.88	5/15/23	3,110,000	[b]	2,682,375
Valeant Pharmaceuticals International, Gtd. Notes	6.13	4/15/25	3,175,000	[b,c]	2,698,750
Valeant Pharmaceuticals International, Sr. Scd. Notes	7.00	3/15/24	3,015,000	[b]	3,177,056
				31,334,481
Retailers - 1.2%
Albertsons, Gtd. Notes	6.63	6/15/24	1,175,000	[b]	1,169,125
Dollar Tree, Gtd. Notes	5.75	3/1/23	4,070,000		4,309,112
DriveTime Automotive Group, Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b]	4,765,475
First Quality Finance, Gtd. Notes	5.00	7/1/25	3,645,000	[b]	3,727,012
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/31	954,000		949,230
				14,919,954
Technology - 6.2%
BMC Software Finance, Sr. Unscd. Notes	8.13	7/15/21	3,160,000	[b]	3,287,411
CDW, Gtd. Notes	5.50	12/1/24	3,335,000		3,623,678
CDW, Gtd. Notes	5.00	9/1/25	2,185,000		2,277,863
CommScope Technologies, Gtd. Notes	6.00	6/15/25	5,045,000	[b]	5,410,762
Dell International, Gtd. Notes	5.88	6/15/21	1,800,000	[b]	1,890,000
Dell International, Gtd. Notes	7.13	6/15/24	2,165,000	[b,c]	2,381,028
Dell International, Sr. Scd. Notes	6.02	6/15/26	4,440,000	[b]	4,899,509
Exela Finance, Sr. Scd. Notes	10.00	7/15/23	4,125,000	[b]	4,083,750
First Data, Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,840,850
First Data, Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,714,112
First Data, Sr. Scd. Notes	5.00	1/15/24	2,865,000	[b]	2,957,196
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/24	5,620,000	[b]	6,329,525
Infor Software Parent, Gtd. Notes	7.13	5/1/21	4,895,000	[b]	5,066,325
Infor US, Gtd. Notes	6.50	5/15/22	3,800,000		3,952,000
Rackspace Hosting, Gtd. Notes	8.63	11/15/24	4,785,000	[b,c]	5,107,987
RP Crown Parent, Sr. Scd. Notes	7.38	10/15/24	5,610,000	[b]	5,848,425

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Technology - 6.2% (continued)
Sabre Global, Sr. Scd. Notes	5.38	4/15/23	2,670,000	[b]	2,796,825
Sophia Finance, Sr. Unscd. Notes	9.00	9/30/23	1,780,000	[b]	1,860,100
Tempo Acquisition, Sr. Unscd. Notes	6.75	6/1/25	6,120,000	[b]	6,273,000
				76,600,346
Transportation Services - .7%
XPO Logistics, Gtd. Notes	6.50	6/15/22	3,040,000	[b,c]	3,207,200
XPO Logistics, Gtd. Notes	6.13	9/1/23	5,350,000	[b]	5,590,750
				8,797,950
Wireless Communications - 5.8%
Altice, Gtd. Notes	7.75	5/15/22	4,200,000	[b]	4,462,500
Altice, Gtd. Notes	7.63	2/15/25	5,205,000	[b,c]	5,745,019
Digicel, Gtd. Notes	6.75	3/1/23	3,275,000	[b]	3,091,862
Digicel Group, Sr. Unscd. Notes	8.25	9/30/20	2,705,000	[b]	2,539,048
SFR Group, Sr. Scd. Bonds	6.00	5/15/22	3,040,000	[b]	3,184,400
SFR Group, Sr. Scd. Bonds	6.25	5/15/24	5,465,000	[b]	5,792,900
SFR Group, Sr. Scd. Notes	7.38	5/1/26	6,105,000	[b]	6,646,819
Sprint, Gtd. Notes	7.25	9/15/21	1,735,000		1,932,356
Sprint, Gtd. Notes	7.88	9/15/23	4,515,000		5,203,537
Sprint, Gtd. Notes	7.63	2/15/25	1,165,000	[c]	1,344,119
Sprint Capital, Gtd. Notes	6.88	11/15/28	2,680,000		2,985,708
Sprint Capital, Gtd. Notes	8.75	3/15/32	1,505,000		1,900,063
Sprint Communications, Gtd. Notes	7.00	3/1/20	3,870,000	[b]	4,257,000
Sprint Communications, Sr. Unscd. Notes	7.00	8/15/20	3,425,000		3,776,062
Sprint Communications, Sr. Unscd. Notes	11.50	11/15/21	2,075,000		2,666,375
T-Mobile USA, Gtd. Bonds	6.84	4/28/23	4,080,000		4,365,600
T-Mobile USA, Gtd. Bonds	6.50	1/15/24	1,070,000		1,152,925
T-Mobile USA, Gtd. Bonds	6.50	1/15/26	1,125,000		1,244,531
T-Mobile USA, Gtd. Notes	6.00	4/15/24	4,610,000		4,944,225
T-Mobile USA, Gtd. Notes	6.38	3/1/25	1,630,000		1,766,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 90.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Wireless Communications - 5.8% (continued)
T-Mobile USA, Gtd. Notes	5.13	4/15/25	1,895,000		1,994,488
				70,996,050
Wireline Communications - 2.5%
CenturyLink, Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000		1,197,338
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	1,960,000	[c]	2,151,100
Cincinnati Bell, Gtd. Notes	7.00	7/15/24	4,230,000	[b]	4,431,771
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/22	1,710,000		1,635,188
Frontier Communications, Sr. Unscd. Notes	7.13	1/15/23	1,005,000		841,688
Frontier Communications, Sr. Unscd. Notes	11.00	9/15/25	1,605,000		1,496,663
Level 3 Financing, Gtd. Notes	5.38	1/15/24	3,800,000		3,975,750
Level 3 Financing, Gtd. Notes	5.25	3/15/26	3,605,000		3,749,597
Qwest, Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,241,993
Sable International Finance, Gtd. Notes	6.88	8/1/22	6,455,000	[b]	7,003,675
Uniti Group, Gtd. Notes	8.25	10/15/23	545,000		564,075
Uniti Group, Gtd. Notes	7.13	12/15/24	1,755,000	[b]	1,744,031
				31,032,869
Total Bonds and Notes (cost $1,080,273,856)			1,117,517,639
Floating Rate Loan Interests - 2.9%
Consumer Cyclical Services - .2%
Capital Automotive, Initial Tranche B Term Loan (Second Lien)	7.29	3/21/25	2,580,000	[d]	2,628,375
Consumer Products - .2%
Serta Simmons Bedding, Second Lien Initial Term Loan	9.18	10/21/24	2,765,000	[d]	2,765,000
Finance Companies - .6%
Asurion, Second Lien Term Loan	8.68	2/19/21	3,345,000	[d]	3,365,906
Asurion Lonestar Intermediate Super Holdings, Term Loan	10.21	8/10/21	3,308,334	[d]	3,416,897
				6,782,803
Media Entertainment - .3%
Global Eagle Entertainment, Initial Term Loan	8.30	12/22/22	3,498,000	[d]	3,116,718
Metals and Mining - .4%
Dynacast International, First Lien Tranche B-1 Term Loan	4.80	1/28/22	2,798,528	[d]	2,813,402

Floating Rate Loan Interests - 2.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Metals and Mining - .4% (continued)
Murray Energy, Term B-2 Loan	8.41	4/9/20	2,650,470	[d]	2,598,561
				5,411,963
Technology - 1.2%
Almonde, Term Loan	8.52	4/28/25	6,610,000	[d]	6,749,868
BMC Software Finance, Term Loan	5.30	9/10/22	2,556,022	[d]	2,564,981
Greeneden US Holdings II, Tranche B-1 Term Loan	5.16	12/1/23	2,135,994	[d]	2,146,140
RP Crown Parent, Initial Term Loan	4.80	9/22/23	2,800,925	[d]	2,823,192
				14,284,181
Total Floating Rate Loan Interests (cost $34,772,773)			34,989,040
Common Stocks - .8%			Shares		Value ($)
Exchange-Traded Funds - .8%
PowerShares Senior Loan Portfolio (cost $9,620,606)			411,700		9,526,738
Short-Term Investments - .0%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $309,293)	0.92	9/28/17	310,000		309,247
Other Investment - 6.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $79,052,935)			79,052,935	[e]	79,052,935

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 8.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $109,779,841)	109,779,841	[e] 109,779,841
Total Investments (cost $1,313,809,304)	109.6%	1,351,175,440
Liabilities, Less Cash and Receivables	(9.6%)	(117,972,085)
Net Assets	100.0%	1,233,203,355

ETF—Exchange-Traded Fund

a Principal amount stated in U.S. Dollars unless otherwise noted.

EUR—Euro

GBP—British Pound

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $649,174,886 or 52.64% of net assets.

c Security, or portion thereof, on loan. At June 30, 2017, the value of the fund’s securities on loan was $120,661,274 and the value of the collateral held by the fund was $125,720,014, consisting of cash collateral of $109,779,841 and U.S. Government & Agency securities valued at $15,940,173.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	90.6
Short-Term/Money Market Investments	15.3
Bank Loans	2.9
Common Stocks	.8
109.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS June 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
Barclays Bank
British Pound,
Expiring
7/31/2017	5,700,000	7,228,700	7,431,949	(203,249)
Euro,
Expiring
7/31/2017	1,195,000	1,337,350	1,367,251	(29,901)
Commonwealth Bank of Australia
Euro,
Expiring
7/31/2017	3,340,000	3,736,274	3,821,437	(85,163)
Goldman Sachs International
British Pound,
Expiring
7/31/2017	5,025,000	6,371,906	6,551,850	(179,944)
Euro,
Expiring
7/31/2017	545,000	609,920	623,558	(13,638)
Morgan Stanley Capital Services
Euro,
Expiring
7/31/2017	2,985,000	3,339,857	3,415,267	(75,410)
Gross Unrealized Depreciation				(587,305)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $120,661,274)—Note 1(c):
Unaffiliated issuers	1,124,976,528	1,162,342,664
Affiliated issuers	188,832,776	188,832,776
Cash denominated in foreign currency	1,062,359	1,079,291
Dividends, interest and securities lending income receivable		19,175,629
Receivable for shares of Beneficial Interest subscribed		459,575
Prepaid expenses and other assets		4,264
		1,371,894,199
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		781,913
Cash overdraft due to Custodian		142,663
Liability for securities on loan—Note 1(c)		109,779,841
Payable for investment securities purchased		26,022,061
Payable for shares of Beneficial Interest redeemed		1,357,502
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		587,305
Accrued expenses		19,559
		138,690,844
Net Assets ($)		1,233,203,355
Composition of Net Assets ($):
Paid-in capital		1,317,455,282
Accumulated undistributed investment income—net		205,122
Accumulated net realized gain (loss) on investments		(121,275,343)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		36,818,294
Net Assets ($)		1,233,203,355

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	149,407,360	44,111,652	1,039,684,343
Shares Outstanding	23,661,768	6,984,454	164,527,541
Net Asset Value Per Share ($)	6.31	6.32	6.32

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	36,038,396
Dividends:
Unaffiliated issuers	444,771
Affiliated issuers	195,790
Income from securities lending—Note 1(c)	383,606
Total Income	37,062,563
Expenses:
Management fee—Note 3(a)	4,218,337
Distribution/Service Plan fees—Note 3(b)	465,605
Trustees’ fees—Note 3(a,c)	45,456
Loan commitment fees—Note 2	10,926
Total Expenses	4,740,324
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(45,456)
Net Expenses	4,694,868
Investment Income—Net	32,367,695
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,698,078
Net realized gain (loss) on forward foreign currency exchange contracts	(1,175,839)
Net Realized Gain (Loss)	8,522,239
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	12,559,144
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(319,644)
Net Unrealized Appreciation (Depreciation)	12,239,500
Net Realized and Unrealized Gain (Loss) on Investments	20,761,739
Net Increase in Net Assets Resulting from Operations	53,129,434

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations ($):
Investment income—net	32,367,695	61,001,258
Net realized gain (loss) on investments	8,522,239	(46,594,914)
Net unrealized appreciation (depreciation) on investments	12,239,500	116,919,809
Net Increase (Decrease) in Net Assets Resulting from Operations	53,129,434	131,326,153
Distributions to Shareholders from ($):
Investment income—net:
Class A	(4,233,104)	(9,368,712)
Class C	(1,281,880)	(3,048,393)
Class I	(28,441,326)	(47,948,252)
Total Distributions	(33,956,310)	(60,365,357)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	14,720,431	64,103,190
Class C	1,048,589	3,326,280
Class I	270,944,621	323,801,055
Distributions reinvested:
Class A	3,492,940	7,835,836
Class C	835,046	1,796,840
Class I	12,877,438	22,570,713
Cost of shares redeemed:
Class A	(51,658,673)	(72,891,971)
Class C	(18,246,748)	(18,068,936)
Class I	(183,276,688)	(219,795,647)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	50,736,956	112,677,360
Total Increase (Decrease) in Net Assets	69,910,080	183,638,156
Net Assets ($):
Beginning of Period	1,163,293,275	979,655,119
End of Period	1,233,203,355	1,163,293,275
Undistributed investment income—net	205,122	1,793,737
Capital Share Transactions (Shares):
Class A
Shares sold	2,329,906	10,609,903
Shares issued for distributions reinvested	554,035	1,306,860
Shares redeemed	(8,236,630)	(12,142,788)
Net Increase (Decrease) in Shares Outstanding	(5,352,689)	(226,025)
Class C
Shares sold	166,164	558,354
Shares issued for distributions reinvested	132,397	299,706
Shares redeemed	(2,890,918)	(3,021,759)
Net Increase (Decrease) in Shares Outstanding	(2,592,357)	(2,163,699)
Class I
Shares sold	43,055,666	54,171,643
Shares issued for distributions reinvested	2,040,642	3,752,408
Shares redeemed	(29,133,912)	(36,640,340)
Net Increase (Decrease) in Shares Outstanding	15,962,396	21,283,711

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2017		Year Ended December 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	6.21	5.82	6.45	6.74	6.67	6.21
Investment Operations:
Investment income—net[a]	.16	.33	.35	.36	.38	.41
Net realized and unrealized gain (loss) on investments	.11	.39	(.60)	(.25)	.10	.48
Total from Investment Operations	.27	.72	(.25)	.11	.48	.89
Distributions:
Dividends from investment income—net	(.17)	(.33)	(.38)	(.39)	(.41)	(.43)
Dividends from net realized gain on investments	–	–	–	(.01)	–	–
Total Distributions	(.17)	(.33)	(.38)	(.40)	(.41)	(.43)
Net asset value, end of period	6.31	6.21	5.82	6.45	6.74	6.67
Total Return (%)[b]	4.39[c]	12.71	(4.20)	1.55	7.49	14.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.96	.96	.96	.96	.96
Ratio of net expenses to average net assets	.95[d]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	5.20[d]	5.53	5.53	5.35	5.79	6.35
Portfolio Turnover Rate	38.50[c]	69.04	54.35	72.20	46.05	51.72
Net Assets, end of period ($ x 1,000)	149,407	180,228	170,139	212,967	319,981	360,128

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2017		Year Ended December 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	6.21	5.82	6.45	6.74	6.67	6.21
Investment Operations:
Investment income—net[a]	.14	.28	.30	.31	.34	.36
Net realized and unrealized gain (loss) on investments	.12	.39	(.60)	(.25)	.09	.48
Total from Investment Operations	.26	.67	(.30)	.06	.43	.84
Distributions:
Dividends from investment income—net	(.15)	(.28)	(.33)	(.34)	(.36)	(.38)
Dividends from net realized gain on investments	–	–	–	(.01)	–	–
Total Distributions	(.15)	(.28)	(.33)	(.35)	(.36)	(.38)
Net asset value, end of period	6.32	6.21	5.82	6.45	6.74	6.67
Total Return (%)[b]	4.01[c]	11.87	(4.91)	.79	6.69	13.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[d]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	4.44[d]	4.78	4.79	4.61	5.05	5.60
Portfolio Turnover Rate	38.50[c]	69.04	54.35	72.20	46.05	51.72
Net Assets, end of period ($ x 1,000)	44,112	59,502	68,331	89,182	105,686	123,693

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2017		Year Ended December 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	6.22	5.82	6.45	6.75	6.67	6.22
Investment Operations:
Investment income—net[a]	.17	.35	.37	.38	.40	.43
Net realized and unrealized gain (loss) on investments	.11	.39	(.61)	(.26)	.11	.47
Total from Investment Operations	.28	.74	(.24)	.12	.51	.90
Distributions:
Dividends from investment income—net	(.18)	(.34)	(.39)	(.41)	(.43)	(.45)
Dividends from net realized gain on investments	–	–	–	(.01)	–	–
Total Distributions	(.18)	(.34)	(.39)	(.42)	(.43)	(.45)
Net asset value, end of period	6.32	6.22	5.82	6.45	6.75	6.67
Total Return (%)	4.52[b]	13.17	(3.96)	1.64	7.92	14.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[c]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	5.45[c]	5.79	5.78	5.59	6.03	6.57
Portfolio Turnover Rate	38.50[b]	69.04	54.35	72.20	46.05	51.72
Net Assets, end of period ($ x 1,000)	1,039,684	923,563	741,184	884,742	1,150,345	907,236

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	–	1,117,517,639	–	1,117,517,639
Exchange-Traded Funds†	9,526,738	—	–	9,526,738
Floating Rate Loan Interests†	–	34,989,040	–	34,989,040
Registered Investment Companies	188,832,776	–	–	188,832,776
U.S. Treasury	—	309,247	–	309,247
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(587,305)	–	(587,305)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2017, The Bank of

New York Mellon earned $83,891 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2017 were as follows:

Affiliated Investment Company	Value 12/31/2016 ($)	Purchases ($)	Sales ($)	Value 6/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	58,477,491	346,765,164	326,189,720	79,052,935	6.4
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	56,615,775	275,562,867	222,398,801	109,779,841	8.9
Total	115,093,266	622,328,031	548,588,521	188,832,776	15.3

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $123,857,019 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2016. If not applied, $23,792,999 of the carryover expires in fiscal year 2017. The fund has $22,257,656 of post-enactment short-term capital losses and $77,806,364 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2016 was as follows: ordinary income

$60,365,357. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Service Plan fees, brokerage commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2017, Trustees’ fees reimbursed by Dreyfus amounted to $45,456.

During the period ended June 30, 2017, the Distributor retained $1,641 from commissions earned on sales of the fund’s Class A shares and $1,444 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2017, Class A and Class C shares were charged $193,461 and $204,108, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2017, Class C shares were charged $68,036 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $721,751, Distribution Plans fees $58,592 and Service Plan fees $9,224, which are offset against an expense reimbursement currently in effect in the amount of $7,654.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2017, amounted to $491,555,698 and $442,832,204, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(587,305)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(587,305)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(587,305)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(233,150)		-	-	(233,150)
Commonwealth Bank of Australia	(85,163)		-	-	(85,163)
Goldman Sachs International	(193,582)		-	-	(193,582)
Morgan Stanley Capital Services	(75,410)		-	-	(75,410)
Total	(587,305)		-	-	(587,305)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2017:

Average Market Value ($)
Forward contracts	25,008,144

At June 30, 2017, accumulated net unrealized appreciation on investments was $37,366,136, consisting of $45,005,296 gross unrealized appreciation and $7,639,160 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 22-23, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for the various periods (although in the third quartile for most of the periods). The Board noted the proximity of the fund’s performance to the performance of the Performance Group and Performance Universe medians during the periods when the fund’s performance was below median. The Board also considered that the fund’s yield performance was above the Performance Group and Performance Universe medians for nine of the ten one-year periods ended December 31st.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus High Yield Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPLTX Class C: PTHIX Class I: DLHRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0029SA0617

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)